Leases - Schedule of Weighted-Average Remaining Lease Terms and Discount Rates for all of Operating Leases (Details)	Jun. 30, 2025
Schedule of Weighted-Average Remaining Lease Terms and Discount Rates for all of Operating Leases [Abstract]
Weighted-average remaining lease term (years)	2 years 3 months 10 days
Weighted-average discount rate	5.25%